VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment, Net
The capitalized cost of the vessels and equipment, and the related accumulated depreciation at December 31, 2015 and 2014 were as follows:

	At December 31,
	2015	2014

Ocean-going vessels	$51,060	$116,281
River barges and pushboats	496,585	464,346
PSVs	375,059	370,416
Furniture and equipment	14,500	14,237
Building, land, operating base and shipyard	54,978	54,817
Total original book value	992,182	1,020,097
Accumulated depreciation	(323,095)	(302,692)
Net book value	$669,087	$717,405